Business Combinations (Tables)	12 Months Ended
Dec. 31, 2015
Norfolk Power [Member]
Summary of Preliminary Determination of Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the determination of the fair value of the assets acquired and liabilities assumed:

(millions of Canadian dollars)
Working capital	6
Property, plant and equipment	56
Deferred income tax assets	1
Goodwill	40
Bank indebtedness	(3)
Derivative instruments	(3)
Long-term debt	(26)
Post-retirement and post-employment benefit liability	(1)
Environmental liability	(1)
Long-term accounts payable and other liabilities	(1)

68

Acquisition of Woodstock Hydro [Member]
Summary of Preliminary Determination of Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the preliminary determination of the fair value of the assets acquired and liabilities assumed:

(millions of Canadian dollars)
Cash and cash equivalents	3
Working capital	4
Property, plant and equipment	28
Intangible assets	1
Deferred income tax assets	2
Goodwill	17
Long-term debt	(17)
Other long-term liabilities	(2)
Post-retirement and post-employment benefit liability	(1)
Derivative instruments	(3)

32

Acquisition of Haldimand Hydro [Member]
Summary of Preliminary Determination of Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the determination of the fair value of the assets acquired and liabilities assumed:

(millions of Canadian dollars)
Cash and cash equivalents	3
Working capital	5
Property, plant and equipment	52
Deferred income tax assets	1
Goodwill	33
Long-term debt	(18)
Regulatory liabilities	(3)

73

Hydro One Brampton Networks Inc. spin-off [Member] | Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member]
Summary of Spin-off, Assets and Liabilities Transferred

In connection with the Hydro One Brampton spin-off, the following assets and liabilities of Hydro One Brampton were transferred:

(millions of Canadian dollars)
Working capital	33
Property, plant and equipment and intangibles (net)	360
Other long-term assets	6
Long-term liabilities	(205)